Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance	$ 8.3	$ 9.1
Par value (in dollars per share)	$ 1	$ 1
Shares authorized (in shares)	100,000,000	100,000,000
Shares issued (in shares)	50,000,000	48,900,000
Shares outstanding (in shares)	50,000,000	48,900,000